Acquisitions - Supplemental Pro-forma Financial Information of Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 4,203.1	$ 4,379.5
Income before income taxes	$ 18.1	$ 102.8